SHEARMAN & STERLING LLP

FAX: 212 848-7179 TELEX: 667290 WUI www.shearman.com WRITER’S DIRECT NUMBER: (212) 848-7628 (212) 848-8073 WRITER’S EMAIL ADDRESS: ccondon@shearman.com eswann@shearman.com	599 LEXINGTON AVENUE NEW YORK, NY 10022-6069 212-848-4000	ABU DHABI BEIJING BRUSSELS DÜSSELDORF FRANKFURT HONG KONG LONDON MANNHEIM MENLO PARK MUNICH NEW YORK PARIS ROME SAN FRANCISCO SÃO PAULO SINGAPORE TOKYO TORONTO WASHINGTON, D.C.

June 24, 2005

VIA HAND DELIVERY AND

EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Corporation Finance

Office of Mergers and Acquisitions

450 Fifth Street, N.W.

Washington, DC 20549-0406

Attn:	Michael Pressman
Daniel Lee

SunGard Data Systems Inc.

Amendment No. 3 to Schedule 13E-3 - File No. 5-38060

Revised Schedule 14A - File No. 1-12989

Filed June 24, 2005

Dear Messrs. Pressman and Lee:

On behalf of our client SunGard Data Systems Inc. (the “Company”), we enclose copies of a revised preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Amendment No. 3 to the Transaction Statement on Schedule 13E-3 of the Company and Cristóbal Conde under the Exchange Act, each of which is being filed with the Securities and Exchange Commission today.

Please direct any questions concerning this letter to Creighton O’M. Condon at (212) 848-7628 or to Eliza W. Swann at (212) 848-8073.

Very truly yours,

/S/ CREIGHTON O’M. CONDON
Creighton O’M. Condon

/S/ ELIZA W. SWANN
Eliza W. Swann

Attachments

cc:

Cristóbal Conde

Lawrence A. Gross, Esq.

SunGard Data Systems Inc.

Clare O’Brien, Esq.

Shearman & Sterling LLP

Alfred O. Rose, Esq.

Julie H. Jones, Esq.

Ropes & Gray LLP

Howard L. Shecter, Esq.

Robert J. Lichtenstein, Esq.

Morgan, Lewis & Bockius LLP